Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Jul. 03, 2022 USD ($) shares	Jun. 27, 2021 USD ($)
Significant Accounting Policies (Details) [Line Items]
Recapitalization exchange ratio	24.841
cash	$ 88,067	$ 86,003
Other Assets, Current	676	980
Leasehold improvement allowances	14,254	15,100
Internal use software, net	11,423	9,062
Amortization expense	3,298	2,400
Asset impairment	1,548	386
Gross estimated liabilities	15,797	17,363
Self-insured claims	$ 4,414	4,780
Recognized income tax	50.00%
Interest and penalties	$ 3	36
Advertising expenses	$ 3,942	3,576
Other operating income		20,188
Earnout shares (in Shares) | shares	152,370
Assets	$ 1,854,425	1,782,238
Liabilities	$ 1,662,105	1,452,115
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Interest rate	20.00%
Estimated useful life	3 years
Finite-lived intangible assets useful lives	1 year
Over remaining lease terms	1 year
Assets	$ 430,000
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Interest rate	50.00%
Estimated useful life	5 years
Finite-lived intangible assets useful lives	9 years
Over remaining lease terms	36 years
Liabilities	$ 530,000
Class A Common Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock (in Shares) | shares	22,361,278
Cash and Cash Equivalents [Member]
Significant Accounting Policies (Details) [Line Items]
Cash equivalents totaled	$ 8,688	$ 8,534